UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:


/s/ Jason Siegel             New York, New York          May 15, 2013
------------------     --------------------------    -----------------------
     [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $90,706
                                              (thousands)


List of Other Included Managers:


No.     Form 13F File Number      Name


                                                  FORM 13F INFORMATION TABLE
                                                   Hilltop Park Associates LLC
                                                         March 31, 2013


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                         VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                ---------         ------      ---------  --------  ---------  ----------- --------- ----- ------- ----
ACTIVISION BLIZZARD INC       COM               00507V109    2,186     150,000   SH          Sole        None    150,000
AMERICAN INTL GROUP INC       COM NEW           026874784    9,705     250,000   SH          Sole        None    250,000
AVAGO TECHNOLOGIES LTD        SHS               Y0486S104    2,154      60,000   SH          Sole        None     60,000
BARNES & NOBLE INC            COM               067774109      576      35,000   SH          Sole        None     35,000
BMC SOFTWARE INC              COM               055921100      463      10,000   SH          Sole        None     10,000
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109    2,244     150,000   SH          Sole        None    150,000
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305    2,605      25,000   SH          Sole        None     25,000
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305    1,042      10,000        CALL   Sole        None     10,000
CHENIERE ENERGY INC           COM NEW           16411R208    4,200     150,000   SH          Sole        None    150,000
CIT GROUP INC                 COM NEW           125581801    4,348     100,000   SH          Sole        None    100,000
EATON CORP PLC                SHS               G29183103    3,675      60,000   SH          Sole        None     60,000
EXCO RESOURCES INC            COM               269279402      713     100,000   SH          Sole        None    100,000
EXCO RESOURCES INC            COM               269279402    1,094     150,000        CALL   Sole        None    150,000
FACEBOOK INC                  CL A              30303M102    1,279      50,000   SH          Sole        None     50,000
FLUOR CORP NEW                COM               343412102    3,980      60,000   SH          Sole        None     60,000
FORTINET INC                  COM               34959E109      592      25,000   SH          Sole        None     25,000
HARTFORD FINL SVCS GROUP INC  COM               416515104    2,580     100,000   SH          Sole        None    100,000
INTUITIVE SURGICAL INC        COM NEW           46120E602      491       1,000        CALL   Sole        None      1,000
ISHARES INC                   MSCI MEXICO CAP   464286822    9,324     125,000   SH          Sole        None    125,000
JDS UNIPHASE CORP             COM PAR $0.001    46612J507    1,671     125,000   SH          Sole        None    125,000
KANSAS CITY SOUTHERN          COM NEW           485170302    2,828      25,500   SH          Sole        None     25,500
KERYX BIOPHARMACEUTICALS INC  COM               492515101      705     100,000   SH          Sole        None    100,000
KERYX BIOPHARMACEUTICALS INC  COM               492515101      528      75,000        CALL   Sole        None     75,000
LEGG MASON INC                COM               524901105    1,608      50,000   SH          Sole        None     50,000
LOUISIANA PAC CORP            COM               546347105    1,080      50,000   SH          Sole        None     50,000
LULULEMON ATHLETICA INC       COM               550021109      623      10,000        CALL   Sole        None     10,000
MASCO CORP                    COM               574599106    2,531     125,000   SH          Sole        None    125,000
MGM RESORTS INTERNATIONAL     COM               552953101    1,315     100,000   SH          Sole        None    100,000
MICRON TECHNOLOGY INC         COM               595112103    2,993     300,000   SH          Sole        None    300,000
MIDSTATES PETE CO INC         COM               59804T100    1,283     150,000   SH          Sole        None    150,000
MONSTER WORLDWIDE INC         COM               611742107      380      75,000   SH          Sole        None     75,000
NEWS CORP                     CL A              65248E104    1,526      50,000   SH          Sole        None     50,000
ON SEMICONDUCTOR CORP         COM               682189105    1,655     200,000   SH          Sole        None    200,000
RACKSPACE HOSTING INC         COM               750086100      318       6,300        CALL   Sole        None      6,300
SPDR SERIES TRUST             WELLS FG PFD ETF  78464A292    2,280      50,000   SH          Sole        None     50,000
TEJON RANCH CO                COM               879080109      596      20,000   SH          Sole        None     20,000
TEREX CORP NEW                COM               880779103    1,721      50,000   SH          Sole        None     50,000
TRIANGLE PETE CORP            COM NEW           89600B201      425      64,400   SH          Sole        None     64,400
UNITED RENTALS INC            COM               911363109    4,123      75,000   SH          Sole        None     75,000
UNITED TECHNOLOGIES CORP      COM               913017109    4,672      50,000   SH          Sole        None     50,000
ZIONS BANCORPORATION          COM               989701107    1,250      50,000   SH          Sole        None     50,000
ZYNGA INC                     CL A              98986T108    1,344     400,000   SH          Sole        None    400,000

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